Financial instruments and risk management (Details) - Derivative Warrant Liability - Level 3 of fair value hierarchy - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Financial instruments and risk management
Carrying value	$ 572,000	$ 531,000
Fair value	$ 572,000	$ 531,000